RETAINED PROFITS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RETAINED PROFITS (Details) - Narrative [Line Items]
Treasury and other bills	£ 36	£ 535
Retained profits
RETAINED PROFITS (Details) - Narrative [Line Items]
Treasury and other bills	230	575	£ 499
Treasury shares held (in shares)	£ 592	£ 902	£ 909